[logo] PIONEER Investments(R)




January 4, 2017



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re: Pioneer Series Trust V (the "Trust"), on behalf of Pioneer U.S.
    Corporate High Yield Fund (the "Fund"); (File Nos. 333-129005 and 811-21823) CIK No. 0001341256


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and Statement of Additional Information for the Fund, which would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 34 to the Trust's registration statement on Form N-1A filed electronically (Accession No. 0001341256-16-000057) on December 29, 2016.

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4695.

Very truly yours,


/s/ Thomas Reyes
-------------------------
    Thomas Reyes
    Assistant Secretary


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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